Tax Status - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Tax Status [Line Items]
Tax determination letter, obtained	true
Tax determination letter, date	Jul. 15, 2014
Uncertain tax positions	$ 0	$ 0